Restructuring, Severance and Other Costs (Operations for Reporting Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	$ 275
Restructuring charges	199	25
Property Casualty Commercial [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	7
Restructuring charges	5	0
Consumer Markets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	3
Restructuring charges	1	0
Group Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	1
Restructuring charges	1	0
Mutual Funds [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	4
Restructuring charges	3	0
Talcott Resolution [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	72
Restructuring charges	68	0
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost	188
Restructuring charges	$ 121	$ 25	$ 26